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                         UBS PACE SELECT ADVISORS TRUST

                    UBS PACE GLOBAL FIXED INCOME INVESTMENTS
           UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

    SUPPLEMENT TO THE PROSPECTUSES RELATING TO CLASS A, CLASS B, CLASS C AND
      CLASS Y ("MULTI-CLASS PROSPECTUS") AND CLASS P ("CLASS P PROSPECTUS")
                            DATED NOVEMBER 29, 2002

                                                              September 15, 2003

Dear Investor,

The purpose of this supplement is to inform you of changes in portfolio managers for the above listed funds.

IN THE SECTION TITLED "INVESTMENT ADVISORS AND PORTFOLIO MANAGERS" PLEASE NOTE THE FOLLOWING CHANGES CONCERNING UBS PACE GLOBAL FIXED INCOME INVESTMENTS WITH RESPECT TO FISCHER FRANCIS TREES & WATTS, INC. ("FFTW"), THE FUND'S CO-INVESTMENT ADVISOR.

               Effective September 1, 2003, the portfolio manager is David J. Marmon. Mr. Marmon joined FFTW in 1990. He is one of seven senior portfolio managers in the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the Corporate Credit Team, which determines the security selection of corporate and high yield bonds.

IN THE SECTION TITLED "INVESTMENT ADVISORS AND PORTFOLIO MANAGERS" PLEASE NOTE THE FOLLOWING CHANGES CONCERNING UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS WITH RESPECT TO GARTMORE GLOBAL PARTNERS ("GGP"), THE FUND'S CO-INVESTMENT ADVISOR.

               Philip Ehrmann and Peter Dalgliesh of the Pacific and Emerging Markets Team are the portfolio managers responsible for the day-to-day management of the fund.

               Mr. Ehrmann joined GGP in 1995 as Head of the Emerging Markets Equity team. He was appointed Head of the Pacific & Emerging Markets Team in May 2000. Prior to joining GGP, Mr. Ehrmann was Director of Emerging Markets at Invesco.

               Mr. Dalgliesh joined GGP in 2002 as an Investment Manager in the Pacific & Emerging Markets Team. Prior to joining GGP,


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               Mr. Dalgliesh spent seven years as an Asia Pacific Equity Fund
               Manager at Jupiter Asset Management.



                                                                 Item No. ZS-212